Stock-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation Plans
Schedule of stock-based awards granted under the Stock-Based Compensation Plans

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Compensation cost	$25.3	$22.2	$25.2
Related income tax benefit	5.1	4.6	4.3
Capitalized as part of an asset	1.1	1.2	1.4

Summary of the assumptions used in this model for the stock options granted

	For the year ended December 31,
Options	2023	2022	2021
Expected volatility	—%	—%	34.2%
Expected term (in years)	—	—	7.0
Risk-free interest rate	—%	—%	1.2%
Expected dividend yield	—%	—%	3.82%
Weighted average estimated fair value	$—	$—	$15.67